SHARE-BASED COMPENSATION PLAN	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION PLAN [Abstract]
SHARE-BASED COMPENSATION PLAN
11.  SHARE-BASED COMPENSATION PLAN

Management Agreement

In order to align the Manager's interests with the Company's, the Company agreed to issue to the Manager restricted common shares equal to 2% of its outstanding common shares at par value of $0.01 per share. Any time additional common shares are issued, the Manager is entitled to receive additional restricted common shares to maintain the number of common shares issued to the Manager at 2% of total outstanding common shares. In January 2012, the Company issued to the Manager 112,245 restricted shares at a fair value of $13.73. During 2011, the Company issued to the Manager 4,612 shares at a fair value of $14.45, in connection with the adoption of the 2011 Equity Incentive Plan.

In December 2012, the Company announced that it will acquire 100% of the shares of the Manager. The transaction was completed on January 10, 2013 and as a result, the Manager became a wholly-owned subsidiary of the Company. In addition to gaining full direct control of the Manager's operations, the Company will no longer be obligated to maintain the Manager's ownership of the Company's common shares at 2%.

2004 Stock Incentive Plan

As of December 31, 2010, the Company had a share-based compensation plan that had been active since 2004. The plan was cancelled in 2011. Total compensation cost related to the 2004 Stock Incentive Plan was $0.06 million for the year ended December 31, 2010, and was recorded within "General and Administrative expense" in the Statement of Operations. All the restricted shares to employees and non-employees had vested by the end of 2010.

2011 Equity Incentive Plan

In 2011 the Board of Directors establish a new incentive plan involving a maximum of 400,000 restricted shares of which all 400,000 shares were allocated among 23 persons employed in the management of the Company, the Manager and the members of the Board of Directors. The vesting period is 4 year cliff vesting period for 326,000 shares and 5 year cliff vesting period for 74,000 shares, that is, none of these shares may be sold during the first four or five years after grant, as applicable, and the shares are forfeited if the grantee leaves the Company before that time. The holders of the restricted shares are entitled to receive dividends paid in the period as well as voting rights. Under the terms of the Plan, the directors, officers and certain key employees of the Company and the Manager are eligible to receive awards which include incentive stock options, non-qualified stock options, stock appreciation rights, dividend equivalent rights, restricted stock, restricted stock units and other equity-based awards.

In 2012, the Company repurchased at par value from two employees who had resigned from the Manager 8,500 restricted common shares that had a four-year cliff vesting period. The 8,500 restricted common shares are held as treasury shares as of December 31, 2012. The remaining 391,500 restricted shares under the Plan are allocated among 21 persons employed in the management of the Company, the Manager and the members of the Board.

The compensation cost is recognized on a straight-line basis over the requisite service period and is presented as part of the general and administrative expenses. The total compensation cost related to restricted shares under the plan for the years ended December 31, 2012 and 2011 was $1.3 million, respectively. The intrinsic value of restricted shares outstanding at December 31, 2012 was $5.1 million.

As of December 31, 2012, there were 391,500 restricted shares outstanding at a weighted-average grant date fair value of $23.88 for Employees of the Company including members of the Board, and of $22.06 for Non-employees which includes the Manager and to persons employed by the Manager. As of December 31, 2012, unrecognized compensation cost related to unvested restricted shares aggregated $3.2 million, which will be recognized over a weighted period of 2.41 years.

The tables below summarize the Company's restricted shares in connection with the 2011 Equity Incentive Plan as of December 31, 2012:

	Restricted shares– Employees	Weighted-average grant-date fair value– Employees	Restricted shares– Non-employees	Weighted-average grant-date fair value– Non-employees
Non-vested at January 1, 2012	163,000	$23.88	237,000	$22.06
Granted during the year	-	-	-	-
Vested during the year	-	-	-	-
Forfeited during the year	-	-	(8,500)	-
Non-vested at December 31, 2012	163,000	$23.88	228,500	$22.06

The tables below summarize the Company's restricted shares in connection with the 2011 Equity Incentive Plan as of December 31, 2011:

	Restricted shares– Employees	Weighted-average grant-date fair value– Employees	Restricted shares– Non-employees	Weighted-average grant-date fair value– Non-employees
Non-vested at January 1, 2011	-	-	-	-
Granted during the year	163,000	$23.88	237,000	$22.06
Vested during the year	-	-	-	-
Forfeited during the year	-	-	-	-
Non-vested at December 31, 2011	163,000	$23.88	237,000	$22.06

On January, 10, 2013 the Board of Directors amended the vesting requirements for the174,000 shares allocated to the Manager under the 2011 Equity Incentive Plan and the vesting requirements were lifted.